Cover	Oct. 29, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 29, 2026
Entity Registrant Name	COASTAL FINANCIAL CORPORATION
Entity Incorporation, State or Country Code	WA
Entity File Number	001-38589
Entity Tax Identification Number	56-2392007
Entity Address, Address Line One	5415 Evergreen Way
Entity Address, City or Town	Everett
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98203
City Area Code	(425)
Local Phone Number	257-9000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, no par value per share
Trading Symbol	CCB
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001437958
Amendment Flag	false